6. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
	2013	2012

Land	$ 9,150	$ 10,004
Bank Premises	14,061	14,061
Equipment	13,355	12,623
	36,566	36,688
Less: accumulated depreciation	16,378	15,512

	$ 20,188	$ 21,176